Segment and geographic information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
20. Segment and geographic information

The Group engages primarily in direct sales, including TV direct sales, outbound calls, Internet sales, catalogs sales and direct sales through print media and radio, and distribution sales through its nationwide distribution network in the PRC.

The Group’s chief operating decision maker has been identified as the chairman of the Board of Directors and the CEO. The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision makers for making decisions, allocating resources and assessing performance. Based on this assessment, the Group has determined that it has two operating and reportable segments, which are direct sales, net and distribution sales, net.

The Group’s chief operating decision maker evaluates segment performance based on revenues, cost of revenues and gross profit. Accordingly, all expenses are considered corporate level activities and are not allocated to segments. Therefore, it is not practical to show profit or loss by reportable segments. Also, the Group’s chief decision maker does not assign assets to these segments.

The Group’s revenues are all generated from direct sales platform and nationwide distribution networks in the PRC. The revenues by each group of similar products are as follows:

	For the years ended December 31,
Product	2013	2014	2015
Electronic learning products	$40,902,630	$44,137,557	$24,637,772
Health products	10,098,466	9,876,415	8,101,683
Collectible products	29,642,629	15,413,624	5,646,352
Mobile phones	25,923,877	6,000,241	5,032,111
Kitchen and household	27,008,095	9,809,998	1,591,090
Fitness products	38,427,278	4,554,072	765,679
Cosmetics products	2,311,099	853,133	220,364
Consumer electronics products	807,764	61,161	88,811
Auto products	323,920	191,314	49,461
Other products	9,704,266	4,056,928	1,519,250

Total gross revenues	$185,150,024	$94,954,443	$47,652,573
Less: sales taxes	(439,144)	(199,721)	(106,962)

Total revenues, net	$184,710,880	$94,754,722	$47,545,611

The gross profit by segments is as follows:

Year ended December 31, 2013	Direct sales	Distribution sales	Total
Revenue, net	$136,416,423	$48,294,457	$184,710,880
Cost of revenue	57,445,266	35,046,146	92,491,412
Gross profit	$78,971,157	$13,248,311	$92,219,468

Year ended December 31, 2014	Direct sales	Distribution sales	Total
Revenue, net	$45,232,943	$49,521,779	$94,754,722
Cost of revenue	24,352,882	32,570,037	56,922,919
Gross profit	$20,880,061	$16,951,742	$37,831,803

Year ended December 31, 2015	Direct sales	Distribution sales	Total
Revenue, net	$19,405,793	$28,139,818	$47,545,611
Cost of revenue	13,388,423	21,498,735	34,887,158
Gross profit	$6,017,370	$6,641,083	$12,658,453

Geographic information

The Group operates in the PRC and all of the Group’s long-lived assets are located in the PRC.

In 2013, 2014 and 2015, no customer accounted for 10% or more of the Group’s net revenues.